Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Buildings and premises [Member] | Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	3 years
Buildings and premises [Member] | Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	50 years
Machinery and equipment [Member] | Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	2 years
Machinery and equipment [Member] | Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	20 years
Vehicles [Member] | Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	2 years
Vehicles [Member] | Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	10 years
Furniture and fixtures [Member] | Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	2 years
Furniture and fixtures [Member] | Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	10 years
Other equipment [Member] | Bottom of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	2 years
Other equipment [Member] | Top of range [member]
Basis of Preparation and Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of the assets	10 years